Capital Structure (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Stock Holders

The following table sets forth the issuances of the Company’s shares of common stock for the year ended December 31, 2023 as follows:

Balance December 31, 2022	22,338,888
Public offering	4,315,787
Shares issued for stock payable	300,000
Shares issued for services	1,675,000
Stock issued for asset purchase	5,000,000
Stock issued for conversion of warrants related to Notes	1,200,000
Stock issued in connection with note conversion	537,634
Stock issued for conversion of warrants related to IPO	10,266,845
Balance December 31, 2023	45,634,154

The following table sets forth the issuances of the Company’s shares of common stock for the nine months ended September 30, 2024 as follows:

Balance December 31, 2023	45,634,154
Shares issued for stock payable	362,000
Shares issued for services	2,527,436
Convertible Note Extinguishment	330,957
Shares issued for employee bonus	500,000
Shares issued for private placement	7,131,880
Stock issued for conversion of warrants	2,996,127
Balance September 30, 2024	59,482,554